Consolidated Statement Of Comprehensive Income And Loss - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit/(Loss)		€ 135,661	€ 65,279	[1]	€ (127,661)	[1]
Items that will be subsequently reclassified to the statement of profit and loss:
Foreign currency exchange differences arising from the translation of foreign operations	[2]	(15,887)	10,098		40,324
Net (loss)/gain from cash flow hedges		(7,553)	21,744		(6,344)
Net gain/(loss) from financial instruments measured at fair value		635	(1,482)		444
Items that will not be subsequently reclassified to the statement of profit and loss:
Net actuarial gain/(loss) from defined benefit plans		1,025	1,092		(397)
Total other comprehensive (loss)/income, net of tax		(21,780)	31,452		34,027
Total comprehensive income/(loss)		113,881	96,731		(93,634)
Attributable to:
Shareholders of the Parent Company		100,583	82,908		(102,106)
Non-controlling interests		€ 13,298	€ 13,823		€ 8,472

[1]
(*) Starting with the year ended December 31, 2023, the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and therefore it provides reliable and more relevant information and is consistent with international practice. In order to conform to this new presentation, the information for the year ended December 31, 2022 and 2021 have been reclassified compared to what was previously presented by the Group.

[2]
(*) As a result of the acquisition of Tom Ford International in April 2023, cumulative translation losses amounting to €4,705 thousand related to the original investment held in Tom Ford International were reclassified from other comprehensive income and loss to foreign exchange losses within the consolidated statement of profit and loss for the year ended December 31, 2023. For additional information relating to the acquisition of Tom Ford International see Note 1 — General information, Note 17 — Investments accounted for using the equity method and Note 39 — Business combinations.